Commissions and banking fees	12 Months Ended
Dec. 31, 2024
Commissions And Banking Fees
Commissions and banking fees

Note 22 - Commissions and banking fees

The accounting policy on commissions and banking fees is presented in Note 2c XVIII.

The main services provided by ITAÚ UNIBANCO HOLDING are:

    •   Credit and debit cards: refer mainly to fees charged by card issuers and acquirers for processing card transactions, annuities charged for the availability and management of credit card and the rental of Rede machines.

    •   Current account services: substantially composed of current account maintenance fees, according to each service package granted to the customer, transfers carried through PIX (Central Bank of Brazil's instant payments system) in corporate packages, withdrawals from demand deposit account and money order.

    •   Funds management: refers to fees charged for the management and performance of investment funds and consortia administration.

    •   Economic, financial and brokerage advisory: refer mainly to financial transaction structuring services, placement of securities and intermediation of operations on stock exchange.

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Credit and debit cards	20,076	21,177	19,989
Current account services	6,379	6,877	7,528
Asset management	6,539	5,792	5,872
Funds	4,983	4,395	4,952
Consortia	1,556	1,397	920
Credit operations and financial guarantees provided	2,782	2,544	2,539
Credit operations	1,171	1,100	1,185
Financial guarantees provided	1,611	1,444	1,354
Collection services	2,126	2,031	1,971
Advisory services and brokerage	4,920	3,596	3,348
Custody services	641	602	617
Other	3,608	3,112	2,702
Total	47,071	45,731	44,566